Basis of preparation, significant judgments, and accounting policies, Research and Development Tax Credits (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Research and development tax credits [Abstract]
Remaining unrecognized tax credit of research and development	$ 0.5	$ 1.3
Research and development tax credits	$ 0.8